CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]
Balance at Dec. 31, 2011	$ 23,774,973	$ 132,857	$ 59,847,443	$ (35,905,252)	$ (300,075)
Balance (in shares) at Dec. 31, 2011		13,285,707			(141,667)
Net loss for the year ended	(870,471)	0	0	(870,471)	0
Balance at Dec. 31, 2012	22,904,502	132,857	59,847,443	(36,775,723)	(300,075)
Balance (in shares) at Dec. 31, 2012		13,285,707			(141,667)
Net loss for the year ended	(487,706)	0	0	(487,706)	0
Balance at Dec. 31, 2013	$ 22,416,796	$ 132,857	$ 59,847,443	$ (37,263,429)	$ (300,075)
Balance (in shares) at Dec. 31, 2013		13,285,707			(141,667)